Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization	Reverse Recapitalization
Pursuant to the Merger Agreement, as described in Note 1, Merger Sub merged with and into Legacy Nextdoor, with Legacy Nextdoor surviving the Merger. Legacy Nextdoor became a wholly owned subsidiary of KVSB and KVSB was immediately renamed Nextdoor Holdings, Inc. Upon the consummation of the Merger, the following events contemplated by the Merger Agreement occurred, based on Legacy Nextdoor’s capitalization as of November 5, 2021:
•all 61,331,815 issued and outstanding shares of Legacy Nextdoor redeemable convertible preferred stock were converted into 61,331,815 shares of Legacy Nextdoor common stock at the conversion rate as calculated pursuant to Legacy Nextdoor’s certificate of incorporation;
•all 97,886,321 issued and outstanding shares of Legacy Nextdoor common stock (including Legacy Nextdoor common stock resulting from the conversion of the Legacy Nextdoor redeemable convertible preferred stock) were converted into 304,003,976 shares of Nextdoor Class B common stock after giving effect to the exchange ratio of 3.1057 as calculated in accordance with the Merger Agreement (“Exchange Ratio”);
•all 19,196,313 granted and outstanding unexercised Legacy Nextdoor options were converted into 59,616,898 Nextdoor options exercisable for shares of Nextdoor Class B common stock with the same terms and vesting conditions except for the number of shares exercisable and the exercise price, each of which was adjusted by the Exchange Ratio;
•all 866,687 granted and outstanding unvested Legacy Nextdoor restricted stock units (“RSUs”) were converted into 2,691,577 Nextdoor RSUs for shares of Nextdoor Class B common stock with the same terms and vesting conditions except for the number of shares, which was adjusted by the Exchange Ratio; and
•the entitlement to receive 58,135 shares of Legacy Nextdoor common stock pursuant to the Pixel Labs Merger Agreement converted into the right to receive 180,549 shares of Nextdoor Class B common stock, which was adjusted by the Exchange Ratio.
There were 304,003,976 shares of Nextdoor Class B common stock issued and outstanding as of the Closing and Nextdoor options and RSUs covering 62,308,475 shares reserved for the potential future issuance of Nextdoor Class B common stock as of the Closing.
In connection with the Closing of the Merger:
•all KVSB Class B founder shares, consisting of 5,000,000 shares of KVSB Class B common stock, automatically converted into an aggregate of 7,347,249 shares of Nextdoor Class A common stock;
•all KVSB Class K founder shares, consisting of 5,000,000 shares of KVSB Class K common stock, converted into an aggregate of 3,061,354 shares of Nextdoor Class A common stock;
•all 1,132,688 private placement sponsor shares of KVSB Class A common stock converted into shares of Nextdoor Class A common stock on a one-to-one basis; and
•40,412,372 shares of KVSB Class A common stock held by KVSB public stockholders, net of the redemption of 1,222,040 shares of KVSB Class A common stock, converted into Nextdoor Class A common stock on a one-to-one basis.
On July 6, 2021, concurrently with the execution of the Merger Agreement, KVSB entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors subscribed for an aggregate of 27,000,000 shares of Class A common stock, which included 750,000 shares of Nextdoor Class A common stock to the KVSB sponsor and 4,500,000 shares of Nextdoor Class A common stock to certain Legacy Nextdoor stockholders, including 500,000 shares of Nextdoor Class A common stock to Nextdoor's Chief Executive Officer and President, for an aggregate purchase price of $270.0 million (the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the Closing of the Merger.
There were 78,953,663 shares of Nextdoor Class A common stock issued and outstanding as of the Closing.
Each holder of shares of Class A common stock is entitled to one vote for each share of Class A common stock held on all matters submitted to a vote of stockholders and each holder of shares of Class B common stock is entitled to 10 votes for each share of Class B common stock held on all matters submitted to a vote of stockholders.
The following table presents the number of shares of common stock issued and outstanding immediately following the Reverse Recapitalization:

Shares
KVSB Class A common stock, outstanding prior to Reverse Recapitalization	42,767,100
Less: redemption of KVSB Class A common stock	(1,222,040)
Conversion of KVSB Class B founder shares	7,347,249
Conversion of KVSB Class K common stock	3,061,354
Shares issued to PIPE Investors	27,000,000
Nextdoor Class A common stock	78,953,663
Conversion of Legacy Nextdoor common stock (1)	113,526,555
Conversion of Legacy Nextdoor redeemable convertible preferred stock (2)	190,477,421
Nextdoor Class B common stock	304,003,976
Total shares of common stock immediately after Reverse Recapitalization	382,957,639
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(1)Upon the completion of the Reverse Recapitalization, the 36,554,506 outstanding shares of Legacy Nextdoor common stock were converted into shares of Nextdoor Class B common stock using the Exchange Ratio.
(2)Upon the completion of the Reverse Recapitalization, all 61,331,815 outstanding shares of Legacy Nextdoor redeemable convertible preferred stock converted into Legacy Nextdoor common stock on a one-to-one basis, which were then converted into shares of Nextdoor Class B common stock using the Exchange Ratio.
KVSB was treated as the “acquired” company for financial reporting purposes. Accordingly, the financial statements of Nextdoor represent the continuation of the financial statements of Legacy Nextdoor, with the Merger reflected as the equivalent of Nextdoor issuing common stock for the net assets of KVSB, accompanied by a recapitalization. The net assets of KVSB were recognized as of the Closing at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy Nextdoor and Legacy Nextdoor’s operations are the only ongoing operations of Nextdoor.
In connection with the Reverse Recapitalization, the Company raised $628.5 million of proceeds, presented as cash flows from financing activities, which included the contribution of $416.4 million of funds held in KVSB’s trust account, $0.2 million of cash held in KVSB’s operating cash account, and $270.0 million of proceeds from the PIPE Investment, net of $12.2 million paid to redeem 1,222,040 public shares of KVSB’s Class A common stock and $45.9 million in transaction costs incurred by KVSB. Legacy Nextdoor incurred $5.7 million of transaction costs, which consisted of direct incremental legal, accounting, consulting, and other fees which were recorded as deferred transaction costs and upon completion of the Reverse Recapitalization were reclassified to additional paid-in capital as a reduction of the net proceeds received.
The following table reconciles the elements of the Reverse Recapitalization to the consolidated statements of cash flows and the consolidated statements of redeemable convertible preferred stock and stockholders' equity (deficit) (in thousands):

Year Ended December 31,
2021
Funds held in KVSB's trust account	$416,359
Funds held in KVSB's operating cash account	194
Proceeds from the PIPE Investment	270,000
Less: amount paid to redeem public shares of KVSB's Class A common stock	(12,221)
Less: transaction costs incurred by KVSB	(45,843)
Proceeds from the Reverse Recapitalization	628,489
Less: non-cash liabilities assumed from KVSB	(203)
Less: unpaid deferred transaction costs	(314)
Less: payment of transaction costs related to the Reverse Recapitalization	(5,384)
Net cash from issuance of common stock upon the Reverse Recapitalization, net of issuance costs	$622,588
The shares and corresponding capital amounts and all per share data related to Legacy Nextdoor’s outstanding redeemable convertible preferred stock, common stock, and stock-based awards prior to the Reverse Recapitalization have been retroactively adjusted using the Exchange Ratio.